CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 15:-	CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

The Company applies ASC 280, "Segment Reporting". Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker ("CODM"). The CODM is the Company’s Chief Executive Officer. The Company's CODM does not regularly review asset information by segments and, therefore, the Company does not report asset information by segment.

Commencing January 1, 2025, the Company operates in three new operating segments as follows:

•
Gilat Defense Division: provides secure, rapid-deployment solutions for military organizations, government agencies, defense integrators, and other strategic governmental customers, with a strong focus on the U.S. Department of Defense resulting from the Company’s strategic acquisition of DataPath Inc (“DPI”). By integrating technologies from Gilat, Gilat DataPath, and Gilat Wavestream, the Gilat Defense Division delivers resilient battlefield and mission-critical connectivity with multiple layers of communication redundancy for high availability.

•
Gilat Commercial Division: provides advanced broadband satellite communication networks for IFC, Enterprise and Cellular Backhaul, supporting HTS, VHTS, and NGSO satellite constellations with turnkey solutions for service providers, satellite operators, and enterprises. The Company’s acquisition of SBS (see Note 17) serves as the cornerstone of this division, strengthening the Company’s position in the IFC market and enabling the Company to provide cutting-edge connectivity solutions that meet the demands of passengers, airlines, and service providers worldwide.

•
Gilat Peru Division: specializes in end-to-end telco solutions, including the operation and implementation of large-scale network projects. With expertise in terrestrial fiber optic, wireless, and satellite networks, the Gilat Peru Division provides technology integration, managed networks and services, connectivity solutions, and reliable internet and voice access across the region.

a.	Information on the reportable operating segments:

1.
The measurement of operating income (loss) in the reportable operating segments is based on the same accounting principles applied in these consolidated financial statements and includes certain corporate overhead allocations.

2.	Financial information relating to reportable operating segments:

	Year ended December 31, 2025
	Commercial	Defense	Peru	Total

Revenues	$281,352	$100,430	$69,875	$451,657
Cost of Revenues	206,771	70,708	40,834	318,313
Gross profit	74,581	29,722	29,041	133,344

Research and development expenses, net	34,101	12,550	-	46,651
Selling and marketing expenses	22,018	11,017	2,079	35,114
General and administrative expenses	13,923	10,562	6,860	31,345
Other operating expenses (income), net*)	(18,311)	18,448	(3,343)	(3,206)

Operating income (loss)	22,850	(22,855)	23,445	23,440
Financial income, net				(4,526)
Income before taxes on income				18,914
Tax benefit				1,809
Net income				$20,723

Depreciation and amortization expenses	$18,924	$2,857	$1,870	$23,651

	Year ended December 31, 2024
	Commercial	Defense	Peru	Total

Revenues	$155,344	$97,755	$52,349	$305,448
Cost of Revenues	80,063	72,175	39,879	192,117
Gross profit	75,281	25,580	12,470	113,331

Research and development expenses, net	28,760	9,376	-	38,136
Selling and marketing expenses	17,395	7,825	2,161	27,381
General and administrative expenses	7,248	12,760	6,860	26,868
Other operating expenses (income), net*)	2,973	(465)	(9,259)	(6,751)

Operating income (loss)	18,905	(3,916)	12,708	27,697
Financial income, net				1,504
Income before taxes on income				29,201
Taxes on income				(4,352)
Net income				$24,849

Depreciation and amortization expenses	$6,571	$5,223	$1,760	$13,554

	Year ended December 31, 2023
	Commercial	Defense	Peru	Total

Revenues	$195,022	$19,638	$51,430	$266,090
Cost of Revenues	101,980	12,655	46,510	161,145
Gross profit	93,042	6,983	4,920	104,945

Research and development expenses, net	34,987	6,186	-	41,173
Selling and marketing expenses	21,354	2,254	1,635	25,243
General and administrative expenses	9,760	2,448	7,007	19,215
Other operating expense (income), net *)	(7,347)	1,185	(2,609)	(8,771)

Operating income (loss)	34,288	(5,090)	(1,113)	28,085
Financial income, net				109
Income before taxes on income				28,194
Taxes on income				(4,690)
Net income				$23,504

Depreciation and amortization expenses	$7,800	$1,610	$3,992	$13,402

*) See Note 14

b.	Geographic information:

Revenues attributed to geographic areas, based on the location of the end customers are as follows:

	Year ended December 31,
	2025	2024	2023

United States	$275,851	$145,780	$103,389
Peru	69,875	52,383	53,187
Israel	9,118	15,386	4,074
Others	96,813	91,899	105,440
	$451,657	$305,448	$266,090

c.	The Company’s long-lived assets (property and equipment, net and operating lease right-of-use assets) are located as follows:
	December 31,
	2025	2024

Israel	$56,531	$57,413
United States	10,314	9,046
Peru	6,447	5,011
Others	7,802	5,920
	$81,094	$77,390

d.	The table below represents the revenues from major customers and their operating segments:

	Year ended December 31,
	2025	2024	2023
Customer A – Commercial	24%	12%	14%
Customer B – Commercial	20%	11%	15%
Customer C – Peru	14%	15%	15%

Customer A is located in the European Union, Customer B is located in the U.S. and Customer C is located in Peru. During 2025, Customer A announced the completion of its acquisition of Customer B.